Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan

9. Equity Incentive Plan

At the Effective Time of the Merger, the Company assumed Private Augmedix’s 2013 Equity Incentive Plan (“2013 Plan”). Options granted under the Plan may be incentive stock options (“ISOs”), non-qualified stock options (“NSOs”), stock appreciation rights (“SARs”) and restricted stock awards (“RSAs”). ISOs may be granted only to Company employees and directors. NSOs, SARs and RSAs may be granted to employees, directors, advisors and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price. No shares of restricted stock, no stock appreciation rights and no RSUs were granted under the 2013 Plan after August 31, 2020.

Pursuant to the Merger, the Company adopted the 2020 Equity Incentive Plan (“2020 Plan”) which serves as successor to the 2013 Plan. The 2020 Plan authorizes the award of stock options, restricted stock awards, stock appreciation rights, restricted stock units, performance awards, cash awards, and stock bonus awards. Certain awards provide for accelerated vesting in the event of a change in control. Options issued may have a contractual life of up to 10 years and may be exercisable in cash or as otherwise determined by the Board of Directors. Vesting generally occurs over a period of not greater than four years.

The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1, 2021 through 2030 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of our common stock as of the immediately preceding January 1, or a number as may be determined by the Board of Directors. As of June 30, 2021, 33,783 shares remained available for grant under the 2020 Plan. At the Company’s annual meeting of stockholders held on July 1, 2021, the Company’s stockholders approved of an amendment and restatement of the 2020 Plan which increased the number of shares of common stock available for issuance under the 2020 Plan by 643,761 shares.

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30, (unaudited)		Six Months Ended June 30, (unaudited)
(in thousands)	2021	2020	2021	2020
General and administrative	$174	$219	$391	$290
Sales and marketing	16	38	57	52
Research and development	42	30	113	40
Cost of revenues	7	8	62	11
	$239	$295	$623	$393

No income tax benefits have been recognized in the condensed consolidated statements of operations for stock-based compensation arrangements and no stock-based compensation costs have been capitalized as property and equipment through June 30, 2021.

The fair value of options is estimated using the Black-Scholes option pricing model which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk free interest rate and dividend yield. The fair value of each grant of options during the six months ended June 30, 2021 was determined using the methods and assumptions discussed below.

• The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.

•         The expected volatility is based on historical volatility of the publicly traded common stock of a peer group of companies.

• The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

• The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.

For the six months ended June 30, 2021 and 2020, the fair value of options granted was estimated using a Black-Scholes option pricing model with the following weighted average assumptions:

	Six Months Ended June 30, (unaudited)
	2021	2020
Expected term (in years)	5.8	5.7
Expected Volatility	54.5%	43.0%
Risk-free rate	0.8%	0.6%
Dividend rate	—	—

The weighted average grant date fair value of stock option awards granted was $1.50 and $0.11 during the six months ended June 30, 2021 and 2020, respectively.

The following table summarizes stock option activity under the Plan for the six months ended June 30, 2021:

	Number of Shares under Option Plan	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	4,211,857	$0.76	8.6
Granted	2,378,915	$3.00
Exercised	(154,902)	$0.81
Forfeited and expired	(69,905)	$1.36
Outstanding at June 30, 2021	6,365,965	$1.59	8.40
Exercisable at June 30, 2021	2,939,225	$0.93	8.18
Vested and expected to vest at June 30, 2021	5,955,731	$1.49	8.60

There were 126,876 options exercised during the six months ended June 30, 2021. The options exercised during the six months ended June 30, 2021 had an intrinsic value of $0.5 million. The aggregate intrinsic value of options outstanding and options exercisable as of June 30, 2021 were $27.1 million and $14.5 million, respectively. At June 30, 2021, future stock-based compensation for options granted and outstanding of $2.3 million will be recognized over a remaining weighted-average requisite service period of 2.6 years.

Performance and Market-Based Options

In March 2021, the Company granted 727,922 stock options to the Chief Executive Officer (“CEO”) under the 2020 Plan with an exercise price of $3.00 per share. The options vest based on the CEO’s continued service in addition to the following terms:

• 317,688 options vest in full when the closing price of the Company’s common stock reaches or exceeds $9.00 per share for a minimum of 20 consecutive trading days. These options expire on March 3, 2031.

• 46,273 options vest in full when the closing price of the Company’s common stock reaches or exceeds $9.00 per share for 20 out of 30 trading days after the Company becomes listed on the New York Stock Exchange or Nasdaq. These options expire on March 22, 2026.

• 363,961 options vest in full when the closing price of the Company’s common stock reaches or exceeds $13.50 per share for 20 out of 30 trading days after the Company becomes listed on the New York Stock Exchange or Nasdaq. These options expire on March 22, 2026.

The grant date fair value of the options was determined using a Monte Carlo simulation model. The Company’s assumptions for expected volatility, closing price and risk-free rate were 50.0%, $3.00 and 0.77%, respectively. The aggregate estimated fair value of the options was $0.4 million. The Company recognized $10,000 and $16,000 in share-based expense for the three and six months ended June 30, 2021, respectively. As of June 30, 2021, there was $0.2 million of unrecognized compensation costs which the Company plans to recognize over a weighted average period of 2.5 years. Also, as of June 30, 2021 there is an additional $0.2 million of unrecognized compensation cost which the Company will begin to recognize when it becomes probable the Company will be listed on either the New York Stock Exchange or Nasdaq.

9. Equity Incentive Plan

At the Effective Time of the Merger, the Company assumed Private Augmedix’s 2013 Equity Incentive Plan (“2013 Plan”). Options granted under the Plan may be incentive stock options (“ISOs”), non-qualified stock options (“NSOs”), stock appreciation rights (“SARs”) and restricted stock awards (“RSAs”). ISOs may be granted only to Company employees and directors. NSOs, SARs and RSAs may be granted to employees, directors, advisors and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price. No shares of restricted stock, no stock appreciation rights and no RSUs were granted under the 2013 Plan after August 31, 2020.

Pursuant to the Merger, the Company adopted the 2020 Equity Incentive Plan (“2020 Plan”) which serves as successor to the 2013 Plan. The 2020 Plan authorizes the award of stock options, restricted stock awards, stock appreciation rights, restricted stock units, performance awards, cash awards, and stock bonus awards. Certain awards provide for accelerated vesting in the event of a change in control. Options issued may have a contractual life of up to 10 years and may be exercisable in cash or as otherwise determined by the Board of Directors. Vesting generally occurs over a period of not greater than four years.

The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1, 2021 through 2030 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of our common stock as of the immediately preceding January 1, or a number as may be determined by the Board of Directors. As of December 31, 2020, 600,102 shares remained available for grant under the 2020 Plan.

The Company recorded share-based compensation expense in the following expense categories in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
General and administrative	$444,495	$256,508
Sales and marketing	126,632	69,856
Research and development	65,518	55,921
Cost of revenues	31,427	14,814
	$668,072	$397,099

No income tax benefits have been recognized in the consolidated statements of operations for stock-based compensation arrangements and no stock-based compensation costs have been capitalized as property and equipment through December 31, 2020.

The fair value of options is estimated using the Black Scholes option pricing model which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk free interest rate and dividend yield. The fair value of each grant of options during the year ended December 31, 2020 was determined using the methods and assumptions discussed below.

• The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.

• The expected volatility is based on historical volatility of the publicly traded common stock of a peer group of companies.

• The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

• The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.

For the years ended December 31, 2020 and 2019, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	December 31,
	2020	2019
Expected term (in years)	5.72	6.4
Expected Volatility	42.9%	40.5%
Risk-free rate	0.5%	2.0%
Dividend rate	—	—

The weighted average grant date fair value of stock option awards granted was $0.05 and $0.35 during the years ended December 31, 2020 and 2019, respectively.

The following table summarizes stock option activity under the Plan for the year ended December 31, 2020:

	Number of Shares under Option Plan	Weighted-Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	2,749,298	$0.87	9.0
Granted	2,064,603	0.64	9.3
Exercised	(100,059)	0.81
Forfeited and expired	(501,985)	0.83
Outstanding at December 31, 2020	4,211,857	$0.76	8.6
Exercisable at December 31, 2020	2,374,630	$0.78	8.5
Vested and expected to vest at December 31, 2020	4,211,857	$0.76	8.6

The options exercised during the year ended December 31, 2020 had an intrinsic value of $211,019 and during the year ended December 31, 2019 had no intrinsic value. The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2020 were $9,438,695 and $5,270,372, respectively. At December 31, 2020, future stock-based compensation for options granted and outstanding of $710,852 will be recognized over a remaining weighted-average requisite service period of 1.0 years.